Statement of Operations (USD $)	3 Months Ended		9 Months Ended		122 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Geological and geophysical costs	703,150	1,406,081	910,262	1,483,873	14,062,282
Salaries and benefits	84,536	1,170,642	225,777	1,234,102	3,707,984
Public relations	5,299	27,486	46,442	31,382	770,484
Depreciation	15,758	14,633	47,902	45,610	864,135
Legal	25,058	117,218	50,380	160,402	879,572
Professional services	12,655	15,381	68,207	70,532	1,255,007
General and administrative	50,224	32,481	213,604	72,759	1,925,725
Travel	8,941	22,957	48,150	27,794	239,639
Settlement expense	0	13,241,020	0	13,241,020	13,241,020
Impairment loss	0	0	0	0	16,092,870
Net operating expenses	905,621	16,047,899	1,610,724	16,367,474	53,038,718
Loss from operations	(905,621)	(16,047,899)	(1,610,724)	(16,367,474)	(53,038,718)
Other income (expense):
Interest income	114	88	805	201	198,560
Interest expense	(93,731)	(89,026)	(259,328)	(597,790)	(5,818,800)
Debt conversion expense	0	0	0	0	(103,437)
Loss on sale of assets	0	0	0	(3,042)	(42,453)
Loss on change in fair value of warrant liability	0	(3,386,834)	0	(3,700,389)	(3,692,462)
Other income	0	1,000,000	0	1,125,000	1,350,390
Income from Elle Venture	0	0	0	0	300,000
Foreign exchange gain	0	0	0	0	505
Gain on settlement of debt to related party	0	0	0	0	7,366
Total other income (expense)	(93,617)	(2,475,772)	(258,523)	(3,176,020)	(7,800,331)
Loss before income taxes	(999,238)	(18,523,671)	(1,869,247)	(19,543,494)	(60,839,049)
Income tax expense	0	0	0	0	0
Net loss	$ (999,238)	$ (18,523,671)	$ (1,869,247)	$ (19,543,494)	$ (60,839,049)
Basic and diluted net loss per share of common stock	$ 0.00	$ (0.04)	$ 0.00	$ (0.05)	$ (0.59)
Basic and diluted weighted average number of shares of common stock outstanding	625,158,491	461,500,867	613,735,561	399,286,472	103,936,173